Lease liabilities - Undiscounted maturity analysis of lease liabilities (Details) - ZAR (R) R in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of maturity analysis of finance lease payments receivable [line items]
Gross lease liabilities	R 325	R 391	R 475
Within one year
Disclosure of maturity analysis of finance lease payments receivable [line items]
Gross lease liabilities	126	131	140
Between one and five years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Gross lease liabilities	191	245	298
After five years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Gross lease liabilities	R 8	R 15	R 37